UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Adler Value Fund

Institutional Class (ADLVX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$66	1.25%

How did the Fund perform during the reporting period?

For the six months ended 11/30/2024 (the “Period"), the Adler Value Fund (the “Fund”) had a total return of 12.13%. The S&P 500 Index had a total return of 15.07%, the S&P 500 Value Index had a total return of 13.14% and the S&P 1000 Value Index had a total return of 17.20%.

The Fund’s holdings in the Life Insurance sector (Aflac, Inc.(AFL), Equitable Holdings, Inc.(EQH) and Jackson Financial, Inc. - Class A (JXN)), as a group, were solid performers in the Period but gave up some of their gains, as a group, late in the Period. This development contributed to the Fund’s underperformance relative to its benchmarks.

As a Fund holding begins to realize its catalysts and the price rises, a stock may exhibit more trading volatility. JXN is the largest Fund holding and is a case in point. JXN had a total return of 52.33% from the beginning of the Period to 11/6/24, it had a total return of -11.56% from 11/11/2024 to the end of the Period, and it had a total return of 34.18% for the Period. Overall, a number of Fund holdings are in various stages of realizing the catalysts identified by the Adviser.

Current U.S. macroeconomic trends involving inflation, unemployment, GDP growth, and interest rates have an influence on the Fund. Some Fund holdings operate in economically sensitive sectors and/or are financially oriented companies affected by changes in the expected and actual level of interest rates. The market can and does rotate between a focus on a company’s specific characteristics and the impact of potential and actual changes in these macroeconomic factors and did so during the Period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$24,000
$21,000
$18,000
$15,000
$12,000
$9,000
Aug-2018
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Adler Value Fund - Institutional Class - $17,702
S&P 500® Index - $23,592
S&P 500® Value Index - $20,821
S&P 1000® Value Index - $17,468

	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
Nov-2018	$10,080	$9,772	$9,867	$9,302
Nov-2019	$10,975	$11,347	$11,427	$10,010
Nov-2020	$12,401	$13,327	$11,540	$9,976
Nov-2021	$15,113	$17,048	$13,936	$13,234
Nov-2022	$14,835	$15,478	$14,715	$13,548
Nov-2023	$13,822	$17,620	$16,376	$13,270
Nov-2024	$17,702	$23,592	$20,821	$17,468

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	28.07%	10.03%	9.50%
S&P 500® Index	33.89%	15.77%	14.62%
S&P 500® Value Index	27.14%	12.75%	12.37%
S&P 1000® Value Index	31.55%	11.78%	9.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$4,111,423
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$0
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	76.9%
Money Market Funds	19.5%
Preferred Stocks	2.4%
Purchased Options	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 40.7%
Money Market Funds 19.4%
Health Care 12.1%
Materials 7.7%
Consumer Discretionary 6.6%
Utilities 5.3%
Consumer Staples 3.3%
Technology 2.1%
Purchased Options 1.3%
Communications 1.1%
Other Assets in Excess of Liabilities 0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.1%
Purchased Options	1.3%
Technology	2.1%
Consumer Staples	3.3%
Utilities	5.3%
Consumer Discretionary	6.6%
Materials	7.7%
Health Care	12.1%
Money Market Funds	19.4%
Financials	40.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jackson Financial, Inc. - Class A	13.4%
Aflac, Inc.	6.9%
Equitable Holdings, Inc.	5.6%
Charles Schwab Corporation (The)	5.4%
PG&E Corporation	5.3%
Cigna Group (The)	5.0%
Viatris, Inc.	4.0%
Berry Global Group, Inc.	3.9%
Citigroup, Inc.	3.8%
Coupang, Inc.	3.4%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Adler Value Fund - Institutional Class (ADLVX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.adlervaluefund.com/fund-literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-ADLVX

Evolutionary Tree Innovators Fund

I Class Shares (INVNX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$55	0.97%

How did the Fund perform during the reporting period?

  The Innovators Fund delivered positive investment results for the first half of the fiscal year, and significantly ahead of the benchmark. The positive performance was driven partly by a gradual broadening-out of the equity markets. Recall that earlier in the year the markets were narrow, with the “Magnificent 7” primarily generating returns. The big change is that the Mag7 are taking a pause, and investors are rotating funds down the market cap spectrum to non-Mag7 large-caps, mid-caps, and small-caps. Given the Fund owns companies across the market-cap spectrum, the Fund is now benefiting from this broadening dynamic in the equity markets.

  Markets have also re-connected with fundamentals, which are healthy in the portfolio. While “macro” (e.g. inflation, rates, geopolitics) was largely in control of markets over the past few years, we are witnessing a shift where fundamentals are increasingly driving returns. We see this show up when strong business fundamentals at the company level—revenue and earnings growth—drive returns at the individual stock level. We see this happening, despite the day-to-day volatility driven by macro.

  Additionally, broad-based innovations, especially AI and its partner cloud computing, are real and shifting to the next phases of opportunity, from AI hardware toward software & services. While we missed NVIDIA Corporation, we stuck with the technology platforms that met our criteria, including a number of software and cloud computing platforms. Investors are now questioning the sustainability of the AI hardware capex trade, and rotating funds to the next phases of AI opportunity. We believe this includes the infrastructure services companies and a number of software/cloud platforms, which we own in the Fund. This rotation has benefited the Fund’s performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
$0
$18,932
$11,470
Sep-2020
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Evolutionary Tree Innovators Fund - I Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - I Class Shares	S&P 500® Index
Sep-2020	$10,000	$10,000
Nov-2020	$12,440	$10,695
Nov-2021	$13,235	$13,681
Nov-2022	$6,657	$12,421
Nov-2023	$8,363	$14,140
Nov-2024	$11,470	$18,932

Average Annual Total Returns

	1 Year	Since Inception (September 9, 2020)
Evolutionary Tree Innovators Fund - I Class Shares	37.15%	3.30%
S&P 500® Index	33.89%	16.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,002,268
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.2%
Consumer Discretionary
25.3%
Health Care
20.4%
Industrials
9.7%
Communications
9.4%
Financials
4.2%
Money Market Funds
1.7%
Other Assets in Excess of Liabilities
0.1%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.7%
Financials	4.2%
Communications	9.4%
Industrials	9.7%
Health Care	20.4%
Consumer Discretionary	25.3%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	8.7%
Microsoft Corporation	7.1%
ServiceNow, Inc.	6.3%
Axon Enterprise, Inc.	6.2%
PROCEPT BioRobotics Corporation	5.4%
Shopify, Inc. - Class A	4.4%
Meta Platforms, Inc. - Class A	4.0%
Netflix, Inc.	3.8%
Ascendis Pharma A/S - ADR	3.8%
MercadoLibre, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Evolutionary Tree Innovators Fund - I Class Shares (INVNX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-INVNX

Evolutionary Tree Innovators Fund

A Class Shares (INVTX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Evolutionary Tree Innovators Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources-materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$69	1.22%

How did the Fund perform during the reporting period?

  The Innovators Fund delivered positive investment results for the first half of the fiscal year, and significantly ahead of the benchmark. The positive performance was driven partly by a gradual broadening-out of the equity markets. Recall that earlier in the year the markets were narrow, with the “Magnificent 7” primarily generating returns. The big change is that the Mag7 are taking a pause, and investors are rotating funds down the market cap spectrum to non-Mag7 large-caps, mid-caps, and small-caps. Given the Fund owns companies across the market-cap spectrum, the Fund is now benefiting from this broadening dynamic in the equity markets.

  Markets have also re-connected with fundamentals, which are healthy in the portfolio. While “macro” (e.g. inflation, rates, geopolitics) was largely in control of markets over the past few years, we are witnessing a shift where fundamentals are increasingly driving returns. We see this show up when strong business fundamentals at the company level—revenue and earnings growth—drive returns at the individual stock level. We see this happening, despite the day-to-day volatility driven by macro.

  Additionally, broad-based innovations, especially AI and its partner cloud computing, are real and shifting to the next phases of opportunity, from AI hardware toward software & services. While we missed NVIDIA Corporation, we stuck with the technology platforms that met our criteria, including a number of software and cloud computing platforms. Investors are now questioning the sustainability of the AI hardware capex trade, and rotating funds to the next phases of AI opportunity. We believe this includes the infrastructure services companies and a number of software/cloud platforms, which we own in the Fund. This rotation has benefited the Fund’s performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment*

$15,000
$10,000
$5,000
$0
$14,399
$11,404
Feb-2022
Nov-2022
Nov-2023
Nov-2024
Evolutionary Tree Innovators Fund - A Class Shares
S&P 500® Index

	Evolutionary Tree Innovators Fund - A Class Shares	S&P 500® Index
Feb-2022	$9,427	$10,000
Nov-2022	$6,651	$9,447
Nov-2023	$8,333	$10,754
Nov-2024	$11,404	$14,399

Average Annual Total Returns

	1 Year	Since Inception (February 28, 2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	36.84%	7.16%
With Load*	28.94%	4.89%
S&P 500® Index	33.89%	14.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics

  Net Assets$34,002,268
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$0
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.7%
Financials	4.2%
Communications	9.4%
Industrials	9.7%
Health Care	20.4%
Consumer Discretionary	25.3%
Technology	29.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	8.7%
Microsoft Corporation	7.1%
ServiceNow, Inc.	6.3%
Axon Enterprise, Inc.	6.2%
PROCEPT BioRobotics Corporation	5.4%
Shopify, Inc. - Class A	4.4%
Meta Platforms, Inc. - Class A	4.0%
Netflix, Inc.	3.8%
Ascendis Pharma A/S - ADR	3.8%
MercadoLibre, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Evolutionary Tree Innovators Fund - A Class Shares (INVTX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.mutualfund.evolutionarytree.com/resources-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-INVTX

Kempner Multi-Cap Deep Value Fund

Institutional Class (FIKDX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%

How did the Fund perform during the reporting period?

Fund performance was held back by several semiconductor holdings that have been leading performance year-to-date but performed relatively poorly this period. Nevertheless, the banks and other interest rate sensitive stocks with large dividends such as telecom stocks AT&T, Inc. and Deutsche Telekom AG ADR kept the quarter respectable against the benchmarks during the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

$1,400,000
$1,120,000
$840,000
$560,000
$280,000
$0
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Kempner Multi-Cap Deep Value Fund - Institutional Class - $1,021,579
MSCI World Index - $1,303,771
S&P 500® Value Index - $1,399,669

	Kempner Multi-Cap Deep Value Fund - Institutional Class	MSCI World Index	S&P 500® Value Index
Nov-2014	$500,000	$500,000	$500,000
Nov-2015	$461,699	$496,377	$495,281
Nov-2016	$503,193	$512,026	$557,510
Nov-2017	$570,876	$633,155	$648,645
Nov-2018	$591,897	$634,024	$663,313
Nov-2019	$637,495	$726,154	$768,215
Nov-2020	$630,692	$831,589	$775,783
Nov-2021	$780,211	$1,012,685	$936,862
Nov-2022	$773,215	$902,735	$989,188
Nov-2023	$785,361	$1,019,940	$1,100,896
Nov-2024	$1,021,579	$1,303,771	$1,399,669

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class	30.08%	9.89%	7.41%
MSCI World Index	27.83%	12.42%	10.06%
S&P 500® Value Index	27.14%	12.75%	10.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$98,104,391
  Number of Portfolio Holdings39
  Advisory Fee $278,629
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.5%
Money Market Funds
17.3%
Health Care
16.1%
Technology
12.1%
Energy
10.0%
Materials
7.0%
Communications
5.1%
Industrials
3.5%
Real Estate
3.0%
Consumer Discretionary
2.7%
Consumer Staples
2.7%
Utilities
1.8%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.8%
Consumer Staples	2.7%
Consumer Discretionary	2.7%
Real Estate	3.0%
Industrials	3.5%
Communications	5.1%
Materials	7.0%
Energy	10.0%
Technology	12.1%
Health Care	16.1%
Money Market Funds	17.3%
Financials	18.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Walt Disney Company (The)	3.4%
Bank of America Corporation	3.4%
CONMED Corporation	3.3%
Equitable Holdings, Inc.	3.1%
Bristol-Myers Squibb Company	3.0%
Citigroup, Inc.	3.0%
Exxon Mobil Corporation	2.9%
eBay, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Kempner Multi-Cap Deep Value Fund - Institutional Class (FIKDX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.kempnercapital.com), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-FIKDX

Kempner Multi-Cap Deep Value Fund

Investor Class (FAKDX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.20%

How did the Fund perform during the reporting period?

Fund performance was held back by several semiconductor holdings that have been leading performance year-to-date but performed relatively poorly this period. Nevertheless, the banks and other interest rate sensitive stocks with large dividends such as telecom stocks AT&T, Inc. and Deutsche Telekom AG ADR kept the quarter respectable against the benchmarks during the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$30,000
$20,000
$10,000
$0
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Kempner Multi-Cap Deep Value Fund - Investor Class - $19,940
MSCI World Index - $26,075
S&P 500® Value Index - $27,993

	Kempner Multi-Cap Deep Value Fund - Investor Class	MSCI World Index	S&P 500® Value Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,205	$9,928	$9,906
Nov-2016	$10,020	$10,241	$11,150
Nov-2017	$11,326	$12,663	$12,973
Nov-2018	$11,713	$12,680	$13,266
Nov-2019	$12,597	$14,523	$15,364
Nov-2020	$12,429	$16,632	$15,516
Nov-2021	$15,328	$20,254	$18,737
Nov-2022	$15,176	$18,055	$19,784
Nov-2023	$15,362	$20,399	$22,018
Nov-2024	$19,940	$26,075	$27,993

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	29.80%	9.62%	7.14%
MSCI World Index	27.83%	12.42%	10.06%
S&P 500® Value Index	27.14%	12.75%	10.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$98,104,391
  Number of Portfolio Holdings39
  Advisory Fee $278,629
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.8%
Consumer Staples	2.7%
Consumer Discretionary	2.7%
Real Estate	3.0%
Industrials	3.5%
Communications	5.1%
Materials	7.0%
Energy	10.0%
Technology	12.1%
Health Care	16.1%
Money Market Funds	17.3%
Financials	18.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Micron Technology, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.0%
Walt Disney Company (The)	3.4%
Bank of America Corporation	3.4%
CONMED Corporation	3.3%
Equitable Holdings, Inc.	3.1%
Bristol-Myers Squibb Company	3.0%
Citigroup, Inc.	3.0%
Exxon Mobil Corporation	2.9%
eBay, Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Kempner Multi-Cap Deep Value Fund - Investor Class (FAKDX)

Semi-Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.kempnercapital.com), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-FAKDX

Wavelength Fund

(WAVLX)

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

The Wavelength Fund seeks to generate attractive total returns in fixed income markets using a systematic, factor-based approach that applies to quantitative tools to process fundamental market and economic information.

This semi-annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$51	0.99%

How did the Fund perform during the reporting period?

During the six months ended November 30, 2024, the Fund generated positive results and outperformed the Bloomberg U.S. Aggregate Bond Index. With the Federal Reserve's policy reversal and a range of geopolitical shifts underway, the Fund managed rising risks effectively through its balance to economic outcomes and profited from opportunities across the U.S. yield curve, inflation linked bonds, and agency mortgages, as well as corporate credit and emerging market debt. The Fund's use of its current investment strategies did not cause performance to materially deviate from expectations given market uncertainty and the factors driving performance.

How has the Fund performed over the last ten years?

Over the last ten years, the Fund has generated positive results and outperformed the Bloomberg US Aggregate Bond Index. While volatility has increased in markets over the period, the Fund has targeted a similar level of volatility as the Bloomberg US Aggregate Bond Index and generated a differentiated return for investors over the economic cycle.

Total Return Based on $10,000 Investment

Wavelength Fund
Bloomberg U.S. Aggregate Bond Index
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
$14k
$13k
$12k
$11k
$10k
$9k
$13,334
$11,856
$11,633
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,519	$10,097	$10,001
Nov-2016	$9,980	$10,316	$10,025
Nov-2017	$10,598	$10,648	$10,101
Nov-2018	$10,578	$10,505	$10,277
Nov-2019	$11,737	$11,639	$10,509
Nov-2020	$12,646	$12,486	$10,581
Nov-2021	$12,952	$12,342	$10,586
Nov-2022	$11,680	$10,758	$10,710
Nov-2023	$12,005	$10,884	$11,248
Nov-2024	$13,334	$11,633	$11,856

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Wavelength Fund	11.06%	2.58%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	5.40%	2.44%	1.72%

Fund Statistics

  Net Assets$71,535,081
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$216,602
  Portfolio Turnover29%

Past performance does not guarantee future results. Call (866) 896-9292 or visit www.wavelengthfunds.com/fund-resources for current month-end performance.

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	12.6%
Commodities Futures	2.2%
Exchange-Traded Funds	52.3%
Index Futures	7.1%
Money Market Funds	4.1%
Treasury Futures	21.7%

What did the Fund invest in?

The Fund invested in a wide range of markets using predominantly exchange-traded funds and futures instruments.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	13.1%
Vanguard Mortgage-Backed Securities ETF	10.5%
SPDR Bloomberg Short Term High Yield Bond ETF	9.3%
iShares Broad USD High Yield Corporate Bond ETF	8.9%
VanEck Emerging Markets High Yield Bond ETF	7.4%
Vanguard Short-Term Inflation-Protected Securities ETF	7.0%
iShares TIPS Bond ETF	5.9%
iShares National Muni Bond ETF	4.5%
Vanguard Emerging Markets Government Bond ETF	3.6%
iShares Preferred & Income Securities ETF	3.5%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

Change In Or Disagreement With Accountants

During the period ended November 30, 2024, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (866) 896-9292.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.wavelengthfunds.com/fund-resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Available at the following firms:

Wavelength Fund (WAVLX)

Semi-Annual Shareholder Report - November 30, 2024

TSR-SAR 113024-WAVLX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Institutional Class (ADLVX)

FINANCIAL STATEMENTS

November 30, 2024

(Unaudited)

Managed by

Adler Asset Management, LLC

For information or assistance in opening an account,

please call toll-free 1-800-408-4682.

ADLER VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2024 (Unaudited)
COMMON STOCKS — 76.5%	Shares	Value
Communications — 1.1%
Cable & Satellite — 1.1%
Altice USA, Inc. - Class A (a)	9,000	$21,690
Comcast Corporation - Class A	600	25,914
		47,604
Consumer Discretionary — 6.6%
E-Commerce Discretionary — 6.6%
Alibaba Group Holding Ltd. - ADR	1,500	131,055
Coupang, Inc. (a)	5,500	139,480
		270,535
Consumer Staples — 3.3%
Retail - Consumer Staples — 0.8%
Walgreens Boots Alliance, Inc.	3,800	34,276

Wholesale - Consumer Staples — 2.5%
Sysco Corporation	1,300	100,243

Financials — 38.3%
Banking — 4.6%
Citigroup, Inc.	2,200	155,914
Citizens Financial Group, Inc.	700	33,698
		189,612
Broker-Dealers — 7.8%
Charles Schwab Corporation (The)	2,700	223,452
XP, Inc. - Class A	7,115	96,337
		319,789
Insurance — 25.9%
Aflac, Inc.	2,500	285,000
Equitable Holdings, Inc.	4,800	231,504
Jackson Financial, Inc. - Class A	5,500	551,045
		1,067,549
Health Care — 12.1%
Biotech & Pharma — 4.6%
Bayer AG - ADR	5,250	26,933
Viatris, Inc.	12,435	162,774
		189,707
Health Care Facilities & Services — 5.0%
Cigna Group (The)	600	202,680

Medical Equipment & Devices — 2.5%
Medtronic plc	1,200	103,848

1

ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 76.5% (Continued)	Shares	Value
Materials — 7.7%
Containers & Packaging — 5.9%
Berry Global Group, Inc.	2,200	$159,082
O-I Glass, Inc. (a)	6,700	84,420
		243,502
Forestry, Paper & Wood Products — 0.3%
Magnera Corporation (a)	580	11,878

Metals & Mining — 1.5%
Barrick Gold Corporation	3,500	61,215

Technology — 2.1%
Technology & Electronics — 2.1%
Corning, Inc.	1,800	87,606

Utilities — 5.3%
Electric Utilities — 5.3%
PG&E Corporation	10,000	216,300

Total Common Stocks (Cost $2,151,037)		$3,146,344

PREFERRED STOCKS — 2.4%
Financials — 2.4%
Banking — 2.4%
Itau Unibanco Holding S.A. - ADR (Cost $88,920)	18,500	$99,160

2

ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION			Notional
CONTRACTS — 1.3%	Strike Price	Contracts*	Value	Value
Call Option Contracts — 1.3%
Citigroup, Inc., 01/17/25	$57.50	10	$70,870	$14,000
Coupang, Inc., 01/17/25	15.00	20	50,720	22,500
Itau Unibanco Holding S.A., 03/21/25	6.00	10	5,360	200
Viatris, Inc., 01/17/25	12.00	100	130,900	14,000
Walgreens Boots Alliance, Inc., 01/17/25	22.50	30	27,060	30
Walgreens Boots Alliance, Inc., 01/17/25	25.00	10	9,020	15
XP, Inc., 01/17/25	20.00	10	13,540	30
XP, Inc., 02/21/25	17.00	5	6,770	100
Total Purchased Option Contracts (Cost $37,693)			$314,240	$50,875

MONEY MARKET FUNDS — 19.4%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.28% (b)(c) (Cost $796,763)	796,763	$796,763

Investments at Value — 99.6% (Cost $3,074,413)		$4,093,142

Other Assets in Excess of Liabilities — 0.4%		18,281

Net Assets — 100.0%		$4,111,423

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	A portion of this security is held as collateral in a segregated account.
*	Each option contract has a multiplier of 100 shares.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Société anonyme

See accompanying notes to financial statements.

3

ADLER VALUE FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2024 (Unaudited)
ASSETS
Investments in securities:
At cost	$3,074,413
At value (Note 2)	$4,093,142
Receivable from Adviser (Note 4)	14,806
Dividends receivable	8,199
Other assets	12,480
Total assets	4,128,627

LIABILITIES
Payable for investment securities purchased	2,428
Payable to administrator (Note 4)	8,122
Other accrued expenses	6,654
Total liabilities	17,204

CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$4,111,423

NET ASSETS CONSIST OF:
Paid-in capital	$3,097,863
Accumulated earnings	1,013,560
NET ASSETS	$4,111,423

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$4,111,423
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	138,975
Net asset value, offering and redemption price per share (Note 2)	$29.58

See accompanying notes to financial statements.

4

ADLER VALUE FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividends	$47,087
Foreign withholding tax on dividends	(1,241)
Total investment income	45,846

EXPENSES
Administration fees (Note 4)	19,799
Management fees (Note 4)	19,296
Fund accounting fees (Note 4)	16,844
Legal fees	13,194
Trustees’ fees and expenses (Note 4)	10,981
Audit and tax services fees	9,033
Transfer agent fees (Note 4)	6,662
Registration and filing fees	6,028
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	5,205
Custodian and bank service fees	4,718
Insurance expense	1,426
Postage and supplies	928
Other expenses	4,282
Total expenses	124,396
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(100,276)
Net expenses	24,120

NET INVESTMENT INCOME	21,726

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments transactions	241,613
Net change in unrealized appreciation (depreciation) on investments	185,322
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	426,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$448,661

See accompanying notes to financial statements.

5

ADLER VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS
Net investment income	$21,726	$64,731
Net realized gains from investment transactions	241,613	58,610
Net change in unrealized appreciation (depreciation) on investments	185,322	574,917
Net increase in net assets resulting from operations	448,661	698,258

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	—	(48,830)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	5,600	27,850
Net asset value of shares issued in reinvestment of distributions to shareholders	—	44,722
Payments for shares redeemed	(50,469)	(665,352)
Net decrease in Institutional Shares net assets from capital share transactions	(44,869)	(592,780)

TOTAL INCREASE IN NET ASSETS	403,792	56,648

NET ASSETS
Beginning of period	3,707,631	3,650,983
End of period	$4,111,423	$3,707,631

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	208	1,159
Shares reinvested	—	1,784
Shares redeemed	(1,754)	(26,021)
Net decrease in shares outstanding	(1,546)	(23,078)
Shares outstanding, beginning of period	140,521	163,599
Shares outstanding, end of period	138,975	140,521

See accompanying notes to financial statements.

6

ADLER VALUE FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Nov. 30, 2024 (Unaudited)		Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Year Ended May 31, 2021	Period Ended May 31, 2020(a)		Period Ended July 31, 2019(b)
Net asset value at beginning of period	$26.38		$22.32	$27.70	$30.50		$19.82	$20.41		$20.00

Income (loss) from investment operations:
Net investment income	0.15	(c)	0.40 (c)	0.31 (c)	0.95	(c)(d)	0.07 (c)	0.49	(e)	0.15
Net realized and unrealized gains (losses) on investments	3.05		3.96	(4.03)	(1.35)		10.92	(0.88)		0.26
Total from investment operations	3.20		4.36	(3.72)	(0.40)		10.99	(0.39)		0.41

Less distributions from:
Net investment income	—		(0.30)	—	(2.30)		(0.31)	(0.20)		—
Net realized gains	—		—	(1.66)	(0.10)		—	—		—
Total distributions	—		(0.30)	(1.66)	(2.40)		(0.31)	(0.20)		—

Net asset value at end of period	$29.58		$26.38	$22.32	$27.70		$30.50	$19.82		$20.41

Total return (f)	12.13	%(g)	19.59%	(13.84%)	(1.64%)		55.78%	(2.01	%)(g)	2.05	%(g)

Net assets at end of period (000’s)	$4,111		$3,708	$3,651	$4,202		$3,795	$1,458		$1,447

7

ADLER VALUE FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Nov. 30, 2024 (Unaudited)		Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Year Ended May 31, 2021		Period Ended May 31, 2020(a)		Period Ended July 31, 2019(b)
Ratios/supplementary data:
Ratio of total expenses to average net assets	6.44	%(h)	6.15%	5.88%	5.65%		8.42%		13.01	%(h)	11.82	%(h)
Ratio of net expenses to average net assets (i)	1.25	%(h)	1.25%	1.25%	1.25%		1.25%		1.25	%(h)	1.26	%(h)(j)
Ratio of net investment income to average net assets (i)	1.13	%(h)	1.66%	1.25%	3.23	%(d)	0.27%		2.93	%(e)(h)	0.81	%(h)
Portfolio turnover rate	2	%(g)	31%	23%	45%		0	%(k)	4	%(g)	0%

(a)	Fund changed fiscal year to May 31.
(b)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
(c)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(d)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.
(e)	During the period ended May 31, 2020, the Fund received a large special dividend distribution from NortonLifeLock, Inc. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.33 and 1.97%(h) lower, respectively.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(g)	Not annualized.
(h)	Annualized.
(i)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(j)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ended July 31, 2019.
(k)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

8

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

9

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,146,344	$—	$—	$3,146,344
Preferred Stocks	99,160	—	—	99,160
Purchased Option Contracts	28,360	22,515	—	50,875
Money Market Funds	796,763	—	—	796,763
Total	$4,070,627	$22,515	$—	$4,093,142

Refer to the Fund’s Schedule of Investments for a listing of the common and preferred stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2024.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

10

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the periods ended November 30, 2024 and May 31, 2024, the tax character of distributions paid to shareholders was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
11/30/2024	$—	$—	$—
5/31/2023	$48,830	$—	$48,830

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

11

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2024:

Tax cost of investments	$2,862,924
Gross unrealized appreciation	$1,084,102
Gross unrealized depreciation	(250,698)
Net unrealized appreciation	833,404
Undistributed ordinary income	45,099
Accumulated capital and other losses	(313,604)
Distributable earnings	$564,899

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2024, the Fund had short-term capital loss carryforwards (“CLCFs”) of $222,205 and $91,399, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2024 is as follows:

Tax cost of investments	$3,077,302
Gross unrealized appreciation	1,275,948
Gross unrealized depreciation	(260,108)
Net unrealized appreciation	1,015,840

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties.

12

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $53,322 and $628,627, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the six months ended November 30, 2024, the Adviser did not collect any of its management fees in the amount of $19,296 and reimbursed other operating expenses totaling $80,980.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2024, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2025	$90,300
May 31, 2026	180,714
May 31, 2027	190,955
November 30, 2027	100,276
Total	$562,245

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

13

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	73%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

			Fair Value		Average Monthly Notional Value During the Six Months Ended
			Asset	Liability	November 30,
Type of Derivative	Risk	Location	Derivatives	Derivatives	2024*
Equity call options purchased	Equity	Investments in securities at value	$50,875	$—	$267,820

14

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the year.

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the six months ended November 30, 2024 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Losses	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions	$(7,305)	Net change in unrealized appreciation (depreciation) on investments	$(17,701)

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2024, the Fund had 40.7% of the value of its net assets invested in stocks within the Financials sector, with 25.9% of the value of its net assets invested in stocks within the Insurance industry.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be

15

ADLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

ADLER VALUE FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is also available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.adlervaluefund.com.

17

EVOLUTIONARY TREE INNOVATORS FUND

I Class Shares (INVNX)

A Class Shares (INVTX)

Financial Statements

November 30, 2024

(Unaudited)

EVOLUTIONARY TREE INNOVATORS FUND SCHEDULE OF INVESTMENTS November 30, 2024 (Unaudited)

COMMON STOCKS — 98.2%	Shares	Value
Communications — 9.4%
Digital Media — 5.6%
Meta Platforms, Inc. - Class A	2,390	$1,372,625
Trade Desk, Inc. (The) - Class A (a)	3,983	512,014
		1,884,639
Streaming Video — 3.8%
Netflix, Inc. (a)	1,460	1,294,743

Consumer Discretionary — 25.3%
Consumer Leisure — 5.4%
DraftKings, Inc. - Class A (a)	19,950	870,817
Roblox Coporation - Class A (a)	19,050	954,976
		1,825,793
E-Commerce — 16.8%
Amazon.com, Inc. (a)	14,200	2,952,038
MercadoLibre, Inc. (a)	645	1,280,435
Shopify, Inc. - Class A (a)	12,900	1,491,240
		5,723,713
Restaurants — 3.1%
Sweetgreen, Inc. - Class A (a)	26,000	1,065,480

Financials — 4.2%
Financial Services — 4.2%
Affirm Holdings, Inc. - Class A (a)	9,700	679,097
Visa, Inc. - Class A	2,383	750,836
		1,429,933
Health Care — 20.4%
Biotechnology — 7.4%
argenx SE - ADR (a)	1,246	768,221
Intellia Therapeutics, Inc. (a)	15,065	235,315
Krystal Biotech, Inc. (a)	3,390	669,254
Sarepta Therapeutics, Inc. (a)	6,399	853,243
		2,526,033
Medical Technology — 9.2%
Inspire Medical Systems, Inc. (a)	2,806	540,884
Intuitive Surgical, Inc. (a)	1,389	752,838
PROCEPT BioRobotics Corporation (a)	19,201	1,835,424
		3,129,146

1

EVOLUTIONARY TREE INNOVATORS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.2% (Continued)	Shares	Value
Health Care — 20.4% (Continued)
Pharmaceuticals — 3.8%
Ascendis Pharma A/S - ADR (a)	9,493	$1,291,808

Industrials — 9.7%
Defense IT & Services — 6.2%
Axon Enterprise, Inc. (a)	3,247	2,100,679

Mobility & Delivery Services — 3.5%
Uber Technologies, Inc. (a)	16,758	1,205,906

Technology — 29.2%
Application Software — 15.3%
HubSpot, Inc. (a)	1,681	1,212,085
Monday.com Ltd. (a)	3,180	907,445
ServiceNow, Inc. (a)	2,057	2,158,698
Workday, Inc. - Class A (a)	3,630	907,464
		5,185,692
Infrastructure Software — 7.1%
Microsoft Corporation	5,680	2,405,253

IT Security — 6.8%
CyberArk Software Ltd. (a)	3,715	1,201,840
Palo Alto Networks, Inc. (a)	1,541	597,630
Zscaler, Inc. (a)	2,565	529,903
		2,329,373

Total Common Stocks (Cost $20,584,496)		$33,398,191

2

EVOLUTIONARY TREE INNOVATORS FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.55% (b) (Cost $580,744)	580,744	$580,744

Investments at Value — 99.9% (Cost $21,165,240)		$33,978,935

Other Assets in Excess of Liabilities — 0.1%		23,333

Net Assets — 100.0%		$34,002,268

A/S - Aktieselskab

ADR - American Depositary Receipt

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.

See accompanying notes to financial statements.

3

EVOLUTIONARY TREE INNOVATORS FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2024 (Unaudited)

ASSETS
Investments in securities:
At cost	$21,165,240
At value (Note 2)	$33,978,935
Receivable for capital shares sold	7,251
Dividends receivable	10,011
Other assets	31,057
Total assets	34,027,254

LIABILITIES
Payable for capital shares redeemed	3,925
Payable to Adviser (Note 4)	1,730
Payable to administrator (Note 4)	10,431
Accrued distribution fees (Note 4)	1,384
Other accrued expenses	7,516
Total liabilities	24,986
CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$34,002,268

NET ASSETS CONSIST OF:
Paid-in capital	$34,836,358
Accumulated deficit	(834,090)
NET ASSETS	$34,002,268

NET ASSET VALUE PER SHARE:
I CLASS SHARES
Net assets applicable to I Class Shares	$30,479,732
I Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,369,248
Net asset value, offering price and redemption price per share (Note 2)	$22.26

A CLASS SHARES
Net assets applicable to A Class Shares	$3,522,536
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	159,378
Net asset value and redemption price per share (Note 2)	$22.10
Maximum sales charge	5.75%
Maximum offering price per share (Note 2)	$23.45

See accompanying notes to financial statements.

4

EVOLUTIONARY TREE INNOVATORS FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividends	$37,457

EXPENSES
Management fees (Note 4)	119,865
Registration and filing fees - I Class Shares	13,565
Registration and filing fees - A Class Shares	9,921
Fund accounting fees (Note 4)	22,004
Administration fees (Note 4)	20,669
Transfer agent fees - I Class Shares (Note 4)	9,124
Transfer agent fees - A Class Shares (Note 4)	6,842
Legal fees	13,194
Trustees’ fees and expenses (Note 4)	10,981
Audit and tax services fees	9,032
Shareholder reporting expenses	6,201
Compliance fees (Note 4)	6,000
Postage and supplies	4,416
Distribution fees - A Class Shares (Note 4)	4,224
Custodian and bank service fees	3,685
Insurance expense	1,516
Other expenses	9,761
Total expenses	271,000
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(121,439)
Net expenses	149,561

NET INVESTMENT LOSS	(112,104)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	641,475
Net change in unrealized appreciation (depreciation) on investments	6,695,895
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	7,337,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,225,266

See accompanying notes to financial statements.

5

EVOLUTIONARY TREE INNOVATORS FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS
Net investment loss	$(112,104)	$(199,045)
Net realized gains from investment transactions	641,475	1,202,460
Net change in unrealized appreciation (depreciation) on investments	6,695,895	3,253,314
Net increase in net assets resulting from operations	7,225,266	4,256,729

CAPITAL SHARE TRANSACTIONS
I Class Shares
Proceeds from shares sold	1,074,133	3,943,038
Payments for shares redeemed	(1,751,149)	(2,535,088)
Net increase (decrease) in I Class Shares net assets from capital share transactions	(677,016)	1,407,950

A Class Shares
Proceeds from shares sold	555,550	1,989,757
Payments for shares redeemed	(962,336)	(2,484,178)
Net decrease in A Class Shares net assets from capital share transactions	(406,786)	(494,421)

TOTAL INCREASE IN NET ASSETS	6,141,464	5,170,258

NET ASSETS
Beginning of period	27,860,804	22,690,546
End of period	$34,002,268	$27,860,804

CAPITAL SHARES ACTIVITY
I Class Shares
Shares sold	55,153	233,005
Shares redeemed	(92,680)	(154,972)
Net increase (decrease) in shares outstanding	(37,527)	78,033
Shares outstanding, beginning of period	1,406,775	1,328,742
Shares outstanding, end of period	1,369,248	1,406,775

A Class Shares
Shares sold	29,113	125,702
Shares redeemed	(48,575)	(148,388)
Net decrease in shares outstanding	(19,462)	(22,686)
Shares outstanding, beginning of period	178,840	201,526
Shares outstanding, end of period	159,378	178,840

See accompanying notes to financial statements.

6

EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Period Ended May 31, 2021 (a)
Net asset value at beginning of period	$17.58		$14.83	$13.32	$25.46		$20.00

Income (loss) from investment operations:
Net investment loss (b)	(0.07)		(0.12)	(0.09)	(0.24)		(0.18)
Net realized and unrealized gains (losses) on investments	4.75		2.87	1.60	(11.18)		5.64
Total from investment operations	4.68		2.75	1.51	(11.42)		5.46

Less distributions from:
Net realized gains	—		—	—	(0.72)		—

Net asset value at end of period	$22.26		$17.58	$14.83	$13.32		$25.46

Total return (c)	26.62	%(d)	18.54%	11.34%	(46.09%)		27.30	%(d)

Net assets at end of period (000’s)	$30,480		$24,735	$19,711	$11,472		$27,923

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.68	%(e)	1.77%	2.08%	1.59%		1.65	%(e)
Ratio of net expenses to average net assets (f)	0.97	%(e)	0.97%	0.97%	1.00	%(g)	0.97	%(e)
Ratio of net investment loss to average net assets (f)	(0.72	%)(e)	(0.73%)	(0.66%)	(0.99%)		(0.97	%)(e)
Portfolio turnover rate	16	%(d)	57%	84%	169%		33	%(d)

(a)	Represents the period from the commencement of operations (September 9, 2020) through May 31, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(g)	Includes 0.03% of borrowing costs (Note 5).

See accompanying notes to financial statements.

7

EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024	Year Ended May 31, 2023	Period Ended May 31, 2022 (a)
Net asset value at beginning of period	$17.48		$14.78	$13.31	$18.27

Income (loss) from investment operations:
Net investment loss (b)	(0.09)		(0.16)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	4.71		2.86	1.59	(4.91)
Total from investment operations	4.62		2.70	1.47	(4.96)

Net asset value at end of period	$22.10		$17.48	$14.78	$13.31

Total return (c)	26.43	%(d)	18.27%	11.04%	(27.15	%)(d)

Net assets at end of period (000’s)	$3,523		$3,126	$2,979	$1

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.75	%(e)	2.74%	4.18%	3706.34	%(e)
Ratio of net expenses to average net assets (f)	1.22	%(e)	1.22%	1.22%	1.22	%(e)
Ratio of net investment loss to average net assets (f)	(0.97	%)(e)	(0.97%)	(0.87%)	(1.21	%)(e)
Portfolio turnover rate	16	%(d)	57%	84%	169	%(g)

(a)	Represents the period from the commencement of operations (February 28, 2022) through May 31, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4)
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(g)	Portfolio turnover rate for the period ended May 31, 2022 is calculated at the Fund level.

See accompanying notes to financial statements.

8

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

1. Organization

Evolutionary Tree Innovators Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers two classes of shares: I Class Shares (sold without any sales loads and distribution and/or service fees and requiring a $50,000 initial investment) and A Class Shares (sold subject to an initial maximum front-end sales load of 5.75% and a distribution (12b-1) fee of up to 0.25% of the average daily net assets attributable to A Class Shares, requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged but a 1% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Evolutionary Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a

9

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2024, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,398,191	$—	$—	$33,398,191
Money Market Funds	580,744	—	—	580,744
Total	$33,978,935	$—	$—	$33,978,935

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2024.

Share valuation – The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of I Class Shares is equal to the NAV per share. The maximum offering price per share of A Class Shares of the Fund is equal to the NAV per shares plus a sales load equal to 5.75% as a percentage of offering price. A Class Shares purchases of $1,000,000 or more, a front end sales load is not charged, but a CDSC of 1% may be charged if redeemed during the first 18 months of purchase.

10

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the periods ended November 30, 2024 and May 31, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

11

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years, if any.

The following information is computed on a tax basis for each item as of May 31, 2024:

Cost of investments	$22,065,303
Gross unrealized appreciation	6,358,277
Gross unrealized depreciation	(992,312)
Net unrealized appreciation	5,365,965
Accumulated capital and other losses	(13,425,321)
Accumulated deficit	$(8,059,356)

As of May 31, 2024, the Fund had short-term and long-term capital loss carryforwards (“CLCF”) of $8,150,135 and $5,182,339, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost and unrealized appreciation (depreciation) as of November 30, 2024 is as follows:

Tax cost of investments	$21,886,745
Gross unrealized appreciation	12,380,942
Gross unrealized depreciation	(288,752)
Net unrealized appreciation	12,092,190

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open

12

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,731,824 and $5,409,309, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until October 31, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not to exceed 0.97% of average daily net assets attributable to I Class Shares and 1.22% of average daily net assets attributable to A Class Shares. Accordingly, during the six months ended November 30, 2024, the Adviser did not collect any of its management fees in the amount of $119,865 and reimbursed other expenses in the amount of $1,574.

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees. This agreement will terminate

13

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of November 30, 2024, the Adviser may seek repayment of management fee reductions no later than the dates as stated below:

May 31, 2025	$117,547
May 31, 2026	248,883
May 31, 2027	233,799
November 30, 2027	121,439
Total	$721,668

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. As of November 30, 2024, the Distributor did not collect any fees related to CDSC fees on redemptions of A Class Shares.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits A Class Shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to A Class Shares. The Fund has not adopted a plan of distribution with respect to the I Class Shares. During the six months ended November 30, 2024, the A Class Shares incurred $4,224 of distribution fees under the Plan.

14

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Charles Schwab & Company (for the benefit of its customers)	93%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the six months ended November 30, 2024, the Fund did not incur any borrowing costs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

15

EVOLUTIONARY TREE INNOVATORS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of November 30, 2024, the Fund had 29.2% and 25.3% of the value of its net assets invested in stocks within the Technology and Consumer Discretionary sectors, respectively.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Evolutionary Tree Innovators Fund’s (the “Fund”) Investment Advisory Agreement with Evolutionary Tree Capital Management, LLC (the “Adviser” or “Evolutionary Tree”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on July 15-16, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates (if any) from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Evolutionary Tree, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Evolutionary Tree, the Board took into account its familiarity with Evolutionary Tree’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Evolutionary Tree’s compliance policies and procedures based on discussion with Evolutionary Tree and the Chief Compliance Officer. The quality of administrative and other services, including Evolutionary Tree’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also noted that Evolutionary Tree had no affiliated entities. The Board discussed the nature and extent of the services provided by Evolutionary Tree including, without limitation, Evolutionary Tree’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Evolutionary Tree’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Evolutionary Tree’s succession planning for the portfolio management of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Evolutionary Tree under the Advisory Agreement.

17

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Evolutionary Tree’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Evolutionary Tree’s commitment to limit the Fund’s expenses under the Expense Limitation Agreement until at least October 31, 2025. The Board noted that the 0.80% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund was higher than the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Evolutionary Tree’s assertion that the Fund was smaller than the other funds in the peer group in terms of assets under management, which impacted the Fund’s fee relative to those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended April 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for the one-year, three-year and since inception periods, ranking in the third quartile, fourth quartile and fourth quartile, respectively. The Board also considered Evolutionary Tree’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach.

Economies of Scale

The Board also considered the effect of the Evolutionary Tree Fund’s growth and size on its performance and expenses. The Board noted that Evolutionary Tree limited fees and/ or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Evolutionary Tree’s assertion that adding breakpoints was not necessary at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

18

EVOLUTIONARY TREE INNOVATORS FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Evolutionary Tree and the direct and indirect benefits derived by Evolutionary Tree from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Evolutionary Tree’s business as a whole. The Board considered Evolutionary Tree’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Evolutionary Tree’s relationship with the Fund both before and after-tax expenses. They noted that the Fund was not profitable to Evolutionary Tree. The Board also considered whether Evolutionary Tree has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Evolutionary Tree from its relationship with the Fund. The Board also noted that Evolutionary Tree derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Evolutionary Tree demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Evolutionary Tree maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Evolutionary Tree and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

19

EVOLUTIONARY TREE INNOVATORS FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-517-1010, or on the Securities and Exchange Commission (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-833-517-1010, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-517-1010. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.mutualfund.evolutionarytree.com.

20

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KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Financial Statements

November 30, 2024

(Unaudited)

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS November 30, 2024 (Unaudited)

COMMON STOCKS — 82.5%	Shares	Value
Communications — 5.1%
Entertainment Content — 3.4%
Walt Disney Company (The)	28,700	$3,371,389

Telecommunications — 1.7%
AT&T, Inc.	36,700	849,972
Deutsche Telekom AG - ADR	25,600	820,736
		1,670,708
Consumer Discretionary — 2.7%
E-Commerce Discretionary — 2.7%
eBay, Inc.	42,100	2,664,509

Consumer Staples — 2.7%
Food — 2.7%
Tyson Foods, Inc. - Class A	41,200	2,657,400

Energy — 10.0%
Oil & Gas Producers — 7.7%
BP plc - ADR	44,120	1,293,157
Diamondback Energy, Inc.	4,600	816,914
Exxon Mobil Corporation	24,221	2,857,109
Shell plc - ADR	39,454	2,554,252
		7,521,432
Oil & Gas Services & Equipment — 2.3%
Schlumberger Ltd.	51,155	2,247,751

Financials — 18.5%
Banking — 11.5%
Bank of America Corporation	69,420	3,298,144
Citigroup, Inc.	41,400	2,934,018
Citizens Financial Group, Inc.	54,950	2,645,293
Truist Financial Corporation	49,400	2,355,392
		11,232,847
Insurance — 7.0%
Equitable Holdings, Inc.	62,650	3,021,610
Everest Group Ltd.	3,100	1,201,436
Lincoln National Corporation	74,850	2,660,169
		6,883,215

1

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.5% (Continued)	Shares	Value
Health Care — 16.1%
Biotech & Pharma — 6.4%
Bristol-Myers Squibb Company	50,300	$2,978,766
GSK plc - ADR	54,530	1,861,109
Merck & Company, Inc.	13,900	1,412,796
		6,252,671
Health Care Facilities & Services — 2.4%
Patterson Companies, Inc.	107,500	2,310,175

Medical Equipment & Devices — 7.3%
Baxter International, Inc.	56,500	1,904,615
CONMED Corporation	43,500	3,220,740
Zimmer Biomet Holdings, Inc.	18,500	2,073,850
		7,199,205
Industrials — 3.5%
Aerospace & Defense — 2.4%
L3Harris Technologies, Inc.	9,652	2,376,805

Electrical Equipment — 1.1%
Sensata Technologies Holding plc	33,220	1,067,691

Materials — 7.0%
Chemicals — 5.7%
FMC Corporation	28,482	1,683,001
International Flavors & Fragrances, Inc.	22,500	2,055,600
LyondellBasell Industries N.V. - Class A	22,000	1,833,480
		5,572,081
Metals & Mining — 1.3%
BHP Group Ltd. - ADR	6,900	363,285
Rio Tinto plc - ADR	15,100	948,884
		1,312,169
Real Estate — 3.0%
REITs — 3.0%
Easterly Government Properties, Inc.	119,700	1,474,704
Realty Income Corporation	25,500	1,476,195
		2,950,899

2

KEMPNER MULTI-CAP DEEP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.5% (Continued)	Shares	Value
Technology — 12.1%
Semiconductors — 10.0%
Micron Technology, Inc.	43,800	$4,290,210
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,100	3,896,326
Teradyne, Inc.	14,400	1,584,000
		9,770,536
Technology Hardware — 2.1%
Cisco Systems, Inc.	35,620	2,109,060

Utilities — 1.8%
Electric Utilities — 1.8%
Eversource Energy	27,300	1,760,577

Total Common Stocks (Cost $65,878,162)		$80,931,120

MONEY MARKET FUNDS — 17.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.55% (a) (Cost $16,946,533)	16,946,533	$16,946,533

Investments at Value — 99.8% (Cost $82,824,695)		$97,877,653

Other Assets in Excess of Liabilities — 0.2%		226,738

Net Assets — 100.0%		$98,104,391

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	The rate shown is the 7-day effective yield as of November 30, 2024.

See accompanying notes to financial statements.

3

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF ASSETS AND LIABILITIES November 30. 2024 (Unaudited)

ASSETS
Investments in securities:
At cost	$82,824,695
At value (Note 2)	$97,877,653
Dividends receivable	259,253
Tax reclaims receivable	48,784
Other assets	5,799
Total assets	98,191,489

LIABILITIES
Payable to Adviser (Note 4)	46,816
Payable to administrator (Note 4)	16,010
Accrued distribution fees (Note 4)	7,061
Other accrued expenses	17,211
Total liabilities	87,098

NET ASSETS	$98,104,391

NET ASSETS CONSIST OF:
Paid-in capital	$76,007,794
Accumulated earnings	22,096,597
NET ASSETS	$98,104,391

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$78,119,717
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,134,903
Net asset value, offering price and redemption price per share (Note 2)	$12.73

INVESTOR CLASS
Net assets applicable to Investor Class	$19,984,674
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,571,012
Net asset value, offering price and redemption price per share (Note 2)	$12.72

See accompanying notes to financial statements.

4

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2024 (Unaudited)
INVESTMENT INCOME
Dividend income	$1,504,932
Foreign withholding taxes on dividends	(6,678)
Total investment income	1,498,254

EXPENSES
Management fees (Note 4)	278,629
Administration fees (Note 4)	50,831
Fund accounting fees (Note 4)	26,679
Distribution fees - Investor Class (Note 4)	23,852
Transfer agent fees (Note 4)	14,635
Legal fees	13,194
Trustees’ fees and expenses (Note 4)	10,981
Audit and tax services fees	10,432
Registration and filing fees	7,032
Custodian and bank service fees	6,792
Compliance fees (Note 4)	6,000
Shareholder reporting expenses	4,980
Postage and supplies	2,394
Insurance expense	1,681
Other expenses	14,366
Total expenses	472,478

NET INVESTMENT INCOME	1,025,776

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	1,540,397
Net change in unrealized appreciation (depreciation) on investments	3,555,907
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,096,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,122,080

See accompanying notes to financial statements.

5

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
FROM OPERATIONS
Net investment income	$1,025,776	$1,975,629
Net realized gains from investment transactions	1,540,397	5,116,499
Net change in unrealized appreciation (depreciation) on investments	3,555,907	16,128,109
Net increase in net assets resulting from operations	6,122,080	23,220,237

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(900,633)	(3,392,854)
Investor Class	(204,401)	(812,320)
Decrease in net assets from distributions to shareholders	(1,105,034)	(4,205,174)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	320,352	29,682
Net asset value of shares issued in reinvestment of distributions to shareholders	688,416	2,573,944
Payments for shares redeemed	(1,277,679)	(1,152,880)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(268,911)	1,450,746

Investor Class
Proceeds from shares sold	121,381	87,699
Net asset value of shares issued in reinvestment of distributions to shareholders	172,168	680,680
Payments for shares redeemed	(55,380)	(1,090,495)
Net increase (decrease) in Investor Class net assets from capital share transactions	238,169	(322,116)

TOTAL INCREASE IN NET ASSETS	4,986,304	20,143,693

NET ASSETS
Beginning of period	93,118,087	72,974,394
End of period	$98,104,391	$93,118,087

See accompanying notes to financial statements.

6

KEMPNER MULTI-CAP DEEP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	26,161	2,625
Shares issued in reinvestment of distributions to shareholders	56,777	241,821
Shares redeemed	(104,246)	(106,627)
Net increase (decrease) in shares outstanding	(21,308)	137,819
Shares outstanding at beginning of period	6,156,211	6,018,392
Shares outstanding at end of period	6,134,903	6,156,211

Investor Class
Shares sold	9,896	8,022
Shares issued in reinvestment of distributions to shareholders	14,212	64,032
Shares redeemed	(4,455)	(105,124)
Net increase (decrease) in shares outstanding	19,653	(33,070)
Shares outstanding at beginning of period	1,551,359	1,584,429
Shares outstanding at end of period	1,571,012	1,551,359

See accompanying notes to financial statements.

7

KEMPNER MULTI-CAP DEEP VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended Nov. 30, 2024 (Unaudited)		For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	Ten Months Ended May 31, 2020 (a)		For the Year Ended July 31, 2019
Net asset value at beginning of period	$12.08		$9.60	$11.48	$12.79	$8.77	$10.70		$11.01

Income (loss) from investment operations:
Net investment income	0.14	(b)	0.26 (b)	0.21 (b)	0.17 (b)	0.15 (b)	0.20		0.21
Net realized and unrealized gains (losses) on investments	0.66		2.78	(1.35)	(0.49)	4.53	(1.62)		(0.19)
Total from investment operations	0.80		3.04	(1.14)	(0.32)	4.68	(1.42)		0.02

Less distributions from:
Net investment income	(0.15)		(0.25)	(0.21)	(0.15)	(0.16)	(0.17)		(0.23)
Net realized gains	—		(0.31)	(0.53)	(0.84)	(0.50)	(0.34)		(0.10)
Total distributions	(0.15)		(0.56)	(0.74)	(0.99)	(0.66)	(0.51)		(0.33)

Net asset value at end of period	$12.73		$12.08	$9.60	$11.48	$12.79	$8.77		$10.70

Total return (c)	6.66	%(d)	32.55%	(9.97%)	(2.61%)	55.52%	(13.99	%)(d)	0.43%

Net assets at end of period (000’s)	$78,120		$74,390	$57,777	$64,995	$69,143	$48,552		$60,228

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.95	%(e)	0.96%	0.97%	0.94%	0.97%	0.99	%(e)	0.95%
Ratio of net investment income to average net assets	2.22	%(e)	2.47%	2.05%	1.39%	1.46%	2.37	%(e)	2.13%
Portfolio turnover rate	16	%(d)	37%	34%	33%	21%	27	%(d)	17%

(a)	Fund changed fiscal year to May 31.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

8

KEMPNER MULTI-CAP DEEP VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the Six Months Ended Nov. 30, 2024 (Unaudited)		For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	Ten Months Ended May 31, 2020 (a)		For the Year Ended July 31, 2019
Net asset value at beginning of period	$12.07		$9.59	$11.47	$12.77	$8.76	$10.69		$11.00

Income (loss) from investment operations:
Net investment income	0.12	(b)	0.24 (b)	0.19 (b)	0.14 (b)	0.13 (b)	0.18		0.18
Net realized and unrealized gains (losses) on investments	0.66		2.77	(1.35)	(0.48)	4.51	(1.62)		(0.19)
Total from investment operations	0.78		3.01	(1.16)	(0.34)	4.64	(1.44)		(0.01)

Less distributions from:
Net investment income	(0.13)		(0.22)	(0.19)	(0.12)	(0.13)	(0.15)		(0.20)
Net realized gains	—		(0.31)	(0.53)	(0.84)	(0.50)	(0.34)		(0.10)
Total distributions	(0.13)		(0.53)	(0.72)	(0.96)	(0.63)	(0.49)		(0.30)

Net asset value at end of period	$12.72		$12.07	$9.59	$11.47	$12.77	$8.76		$10.69

Total return (c)	6.53	%(d)	0.32%	(0.10%)	(0.03%)	0.55%	(14.18	%)(d)	0.00%

Net assets at end of period (000’s)	$19,985		$18,728	$15,198	$17,626	$19,125	$12,206		$14,495

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.20	%(e)	1.21%	1.22%	1.19%	1.22%	1.24	%(e)	1.20%
Ratio of net investment income to average net assets	1.97	%(e)	2.22%	1.79%	1.14%	1.21%	2.12	%(e)	1.88%
Portfolio turnover rate	16	%(d)	37%	34%	33%	21%	27	%(d)	17%

(a)	Fund changed fiscal year to May 31.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

9

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Kempner Capital Management, Inc. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing

10

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of November 30, 2024 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$80,931,120	$—	$—	$80,931,120
Money Market Funds	16,946,533	—	—	16,946,533
Total	$97,877,653	$—	$—	$97,877,653

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2024.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

11

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended November 30, 2024 and May 31, 2024 were as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
11/30/2024	$1,105,034	$—	$1,105,034
5/31/2024	$3,161,973	$1,043,201	$4,205,174

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

12

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2024:

Tax cost of investments	$82,824,695
Gross unrealized appreciation	$17,155,187
Gross unrealized depreciation	(2,102,229)
Net unrealized appreciation	15,052,958
Accumulated ordinary income	387,549
Undistributed long-term gains	3,829,624
Other gains	2,826,466
Accumulated earnings	$22,096,597

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended November 30, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $13,271,796 and $20,901,362, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

The Adviser has agreed contractually, until at least December 1, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

13

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the six months ended November 30, 2024, the Adviser did not reduce its management fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the six months ended November 30, 2024, Investor Class shares of the Fund incurred $23,852 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

14

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Muir & Company (for the benefit of its customers)	86%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The Fund paid the following distributions to shareholders subsequent to November 30, 2024:

			Per Share
	Record Date	Ex-Date	Ordinary Income	Short-Term Capital Gain	Long-Term Capital Gain
Institutional Class	12/27/2024	12/30/2024	$0.0720	$0.1672	$0.4979
Investor Class	12/27/2024	12/30/2024	$0.0613	$0.1672	$0.4979

15

KEMPNER MULTI-CAP DEEP VALUE FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the Securities and Exchange Commission (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

16

KEMPNER MULTI-CAP DEEP VALUE FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT

ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Kempner Multi-Cap Deep Value Fund’s (the “Fund”) Investment Advisory Agreement with Kempner Capital Management, Inc. (the “Adviser” or “Kempner”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on July 15-16, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund; (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund; (4) the financial condition of the Adviser; (5) the fall out benefits derived by the Adviser and its affiliates from its relationship with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Kempner, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Kempner, the Board took into account its familiarity with Kempner’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Kempner’s compliance policies and procedures based on discussion with Kempner and the Chief Compliance Officer. The quality of administrative and other services, including Kempner’s role in coordinating the activities of the Fund’s other service providers, was also considered. They also considered Kempner’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Kempner including, without limitation, Kempner’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Kempner’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Kempner’s succession planning for the portfolio managers of the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Kempner under the Advisory Agreement.

17

KEMPNER MULTI-CAP DEEP VALUE FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT

ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Kempner’s other client accounts. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Kempner’s commitment to limit the Fund’s expenses under the Expense Limitation Agreement until at least December 1, 2025. The Board noted that the 0.59% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund was higher than the median expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Kempner’s assertion that the Fund’s investment strategy, which generally selected only dividend-paying stocks, as well as took a multi-cap investment approach, differentiated the Fund from its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended April 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for the three- and five-year periods, ranking in the fourth quartile for each period, but that the Fund’s one-year performance was above the peer group median in the second quartile. The Board also considered Kempner’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the Broadridge peer group funds because of its investment approach.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that in the past Kempner limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Kempner’s assertion that adding breakpoints was not necessary at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Kempner and its affiliates and the direct and indirect benefits derived by Kempner and its affiliates from the Fund. The information considered by the Board included operating

18

KEMPNER MULTI-CAP DEEP VALUE FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT

ADVISORY AGREEMENT (Unaudited) (Continued)

profit margin information for the Fund as well as Kempner’s business as a whole. The Board considered Kempner’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Kempner’s relationship with the Fund both before and after-tax expenses. The Board recognized that Kempner should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Kempner’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Kempner has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Kempner and its affiliates from its relationship with the Fund. The Board also noted that Kempner derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Kempner demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Kempner maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Kempner and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

19

WAVELENGTH

FUNDS

Financial Statements

November 30, 2024 (Unaudited)

WAVELENGTH FUND

WAVELENGTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS — 88.7%	Shares	Value
Emerging Markets Debt — 17.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	25,600	$2,359,040
VanEck Emerging Markets High Yield Bond ETF	268,156	5,290,718
VanEck J.P. Morgan EM Local Currency Bond ETF (a)	103,441	2,472,240
Vanguard Emerging Markets Government Bond ETF	39,224	2,559,366
		12,681,364
Master Limited Partnerships — 2.3%
Global X MLP ETF	31,402	1,652,059

Real Estate Investment Trusts (REITs) — 0.8%
Vanguard Real Estate ETF	5,887	577,868

U.S. Fixed Income — 67.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	100,199	1,342,667
Invesco Senior Loan ETF	444,701	9,387,638
iShares Broad USD High Yield Corporate Bond ETF	170,215	6,388,169
iShares National Muni Bond ETF (a)	29,382	3,189,122
iShares Preferred & Income Securities ETF (a)	77,068	2,539,391
iShares TIPS Bond ETF	39,111	4,253,712
SPDR Bloomberg Convertible Securities ETF	27,474	2,249,022
SPDR Bloomberg Short Term High Yield Bond ETF	258,947	6,652,348
Vanguard Mortgage-Backed Securities ETF (a)	161,955	7,508,234
Vanguard Short-Term Inflation-Protected Securities ETF	102,646	5,029,654
		48,539,957

Total Exchange-Traded Funds (Cost $62,251,914)		$63,451,248

WAVELENGTH FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 7.0%	Shares	Value
DWS Government Money Market Series - Institutional Class, 4.59% (b)	1,066,970	$1,066,970
Fidelity Institutional Money Market Government Portfolio - Class I, 4.51% (b)	1,428,590	1,428,590
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 4.51% (b)	1,424,429	1,424,429
Invesco Treasury Portfolio - Institutional Class, 4.53% (b)	1,071,132	1,071,132
Total Money Market Funds (Cost $4,991,121)		$4,991,121

COLLATERAL FOR SECURITIES LOANED — 21.4%
First American Government Obligations Fund - Class X, 4.56% (Cost $15,282,832) (b)(c)	15,282,832	$15,282,832

Investments at Value — 117.1% (Cost $82,525,867)		$83,725,201

Liabilities in Excess of Other Assets — (17.1%)		(12,190,120)

Net Assets — 100.0%		$71,535,081

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of November 30, 2024 was $15,008,266.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.
(c)	This security was purchased with cash collateral held from securities on loan (Note 6).

See accompanying notes to financial statements.

WAVELENGTH FUND

SCHEDULE OF FUTURES CONTRACTS

November 30, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-mini Gold Future	20	1/30/2025	$2,681,000	$15,438

Index Futures
E-Mini Dow CBOT DJIA Future	5	12/23/2024	1,126,375	58,044
E-Mini NASDAQ 100 Future	6	12/23/2024	2,519,220	30,476
E-Mini S&P 500 Future	10	12/23/2024	3,025,750	97,490
MSCI Emerging Markets Future	37	12/23/2024	2,017,610	(101,827)
Total Index Futures			8,688,955	84,183

Treasury Futures
10-Year U.S. Treasury Note Future	48	3/21/2025	5,337,000	36,107
2-Year U.S. Treasury Note Future	47	4/1/2025	9,687,141	13,452
5-Year U.S. Treasury Note Future	75	4/1/2025	8,070,117	26,370
U.S. Treasury Long Bond Future	27	3/21/2025	3,226,500	28,641
Total Treasury Futures			26,320,758	104,570

Total Futures Contracts			$37,690,713	$204,191

The average monthly notional value of futures contracts during the six months ended November 30, 2024 was $38,115,450.

See accompanying notes to financial statements.

WAVELENGTH FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2024 (Unaudited)

ASSETS
Investments in securities:
At cost	$82,525,867
At value* (Note 2)	$83,725,201
Margin deposits for futures contracts (Note 2)	2,720,475
Variation margin receivable (Notes 2 and 5)	122,873
Receivable for capital shares sold	2,981
Receivable for investment securities sold	470,712
Dividends and interest receivable	22,183
Other assets	24,512
Total assets	87,088,937

LIABILITIES
Variation margin payable (Notes 2 and 5)	777
Payable for return of collateral received for securities on loan	15,282,832
Payable for capital shares redeemed	14,727
Payable for investment securities purchased	200,017
Payable to Adviser (Note 4)	38,178
Payable to administrator (Note 4)	7,674
Other accrued expenses	9,651
Total liabilities	15,553,856

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$71,535,081

NET ASSETS CONSIST OF:
Paid-in capital	$90,831,187
Accumulated deficit	(19,296,106)
NET ASSETS	$71,535,081

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	7,235,756

Net asset value, offering price and redemption price per share (Note 2)	$9.89

* Includes value of securities on loan (Note 6)	$15,008,266

See accompanying notes to financial statements.

WAVELENGTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$1,859,528
Securities lending income (Note 6)	25,944
Interest	12,428
Total investment income	1,897,900

EXPENSES
Management fees (Note 4)	330,892
Administration fees (Note 4)	40,365
Fund accounting fees (Note 4)	21,897
Registration and filing fees	15,027
Legal fees	13,194
Networking fees	12,134
Trustees’ fees and expenses (Note 4)	10,981
Transfer agent fees (Note 4)	10,969
Audit and tax services fees	9,534
Custody and bank service fees	7,272
Compliance fees (Note 4)	6,000
Postage and supplies	5,723
Shareholder reporting expense	5,455
Insurance expense	1,639
Other expenses	5,548
Total expenses	496,630
Less fee reductions by the Adviser (Note 4)	(114,290)
Less fee waivers by the administrator (Note 4)	(37,500)
Net expenses	344,840

NET INVESTMENT INCOME	1,553,060

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	50,080
Futures contracts (Note 5)	1,432,844
Net change in unrealized appreciation (depreciation) on:
Investments	1,534,192
Futures contracts (Note 5)	(17,306)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	2,999,810

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,552,870

See accompanying notes to financial statements.

WAVELENGTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
FROM OPERATIONS
Net investment income	$1,553,060	$4,039,865
Net realized gains (losses) from:
Investments	50,080	(6,793,418)
Futures contracts (Note 5)	1,432,844	(560,286)
Long-term capital gain distributions from regulated investment companies	—	1,100
Net change in unrealized appreciation (depreciation) on:
Investments	1,534,192	7,619,356
Futures contracts (Note 5)	(17,306)	254,723
Net increase in net assets resulting from operations	4,552,870	4,561,340

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,590,770)	(4,255,450)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,323,395	19,129,955
Net asset value of shares issued in reinvestment of distributions to shareholders	1,154,075	2,738,282
Payments for shares redeemed	(10,717,239)	(62,948,733)
Net decrease in net assets from capital share transactions	(239,769)	(41,080,496)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,722,331	(40,774,606)

NET ASSETS
Beginning of period	68,812,750	109,587,356
End of period	$71,535,081	$68,812,750

CAPITAL SHARE ACTIVITY
Shares sold	955,152	2,032,900
Shares issued in reinvestment of distributions to shareholders	119,099	293,521
Shares redeemed	(1,102,135)	(6,761,722)
Net decrease in shares outstanding	(27,884)	(4,435,301)
Shares outstanding at beginning of period	7,263,640	11,698,941
Shares outstanding at end of period	7,235,756	7,263,640

See accompanying notes to financial statements.

WAVELENGTH FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended November 30, 2024 (Unaudited)		Year Ended May 31, 2024		Year Ended May 31, 2023		Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2020
Net asset value at beginning of period	$9.47		$9.37		$9.98		$10.99	$10.35	$10.26

Income (loss) from investment operations:
Net investment income (a)	0.22		0.45		0.41		0.19	0.11	0.22
Net realized and unrealized gains (losses) on investments and futures contracts	0.42		0.09		(0.63)		(0.88)	0.75	0.38
Total from investment operations	0.64		0.54		(0.22)		(0.69)	0.86	0.60

Less distributions from:
Net investment income	(0.22)		(0.44)		(0.39)		(0.16)	(0.10)	(0.23)
Net realized gains	—		—		—		(0.16)	(0.12)	(0.28)
Total distributions	(0.22)		(0.44)		(0.39)		(0.32)	(0.22)	(0.51)

Net asset value at end of period	$9.89		$9.47		$9.37		$9.98	$10.99	$10.35

Total return (b)	6.86	%(c)	5.95%		(2.12	%)(d)	(6.53%)	8.39%	5.92%

Net assets at end of period (000’s)	$71,535		$68,813		$109,587		$159,985	$155,862	$81,773

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.43	%(f)	1.37%		1.30%		1.22%	1.25%	1.34%
Ratio of net expenses to average net assets (e)(g)	0.99	%(f)(h)	0.99	%(h)	0.99	%(i)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (a)(e)(g)	4.46	%(f)(h)	4.68	%(h)	3.88	%(i)	1.72%	1.02%	2.07%
Portfolio turnover rate	29	%(c)	49%		44%		18%	12%	52%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or administrator had not reduced fees and/or reimbursed expenses (Note 4).
(c)	Not annualized.
(d)	During the year ended May 31, 2023, the Adviser voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21%.
(e)	The ratios of expenses and net investment income to average net as-sets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions and/or expense reimbursements and/or administrator waivers.
(h)	Ratio excludes the voluntary waiver from Ultimus in the amounts of $37,500 for the period ended November 30, 2024 and $75,000 for the year ended May 31, 2024. The net expenses and net investment income to average new assets would have remained the same without the waiver since the Adviser would have reduced additional management fees.
(i)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively.

See accompanying notes to financial statements.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

1. Organization

Wavelength Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the Adviser, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to the Rule 2a-5 under the Investment Company Act of 1940, as amended, (“the 1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$63,451,248	$—	$—	$63,451,248
Money Market Funds	4,991,121	—	—	4,991,121
Collateral for Securities Loaned	15,282,832	—	—	15,282,832
Total	$83,725,201	$—	$—	$83,725,201
Other Financial Instruments
Futures Contracts	$204,191	$—	$—	$204,191
Total	$204,191	$—	$—	$204,191

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended November 30, 2024. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of November 30, 2024.

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2024 and May 31, 2024 was as follows:

Period Ended	Ordinary Income	Tax-Exempt Distributions	Long-Term Capital Gains	Total Distributions
11/30/2024	$1,590,770	$—	$—	$1,590,770
5/31/2024	$4,106,382	$149,068	$—	$4,255,450

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2024:

Tax cost of investments	$84,680,602
Gross unrealized appreciation	$462,607
Gross unrealized depreciation	(4,762,216)
Net unrealized depreciation	(4,299,609)
Undistributed ordinary income	542,240
Accumulated capital and other losses	(18,500,837)
Total accumulated deficit	$(22,258,206)

As of May 31, 2024, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $3,321,378 and $15,179,459, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The federal tax cost, unrealized appreciation (depreciation) as of November 30, 2024 is as follows:

Tax cost of investments	$86,364,502
Gross unrealized appreciation	$1,046,377
Gross unrealized depreciation	(3,685,678)
Net unrealized depreciation	(2,639,301)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended November 30, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $18,101,317 and $18,297,284, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to a new Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $114,290 during the six months ended November 30, 2024.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2024, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $952,623 no later than the dates as stated below:

May 31, 2025	May 31, 2026	May 31, 2027	November 30, 2027	Total
$208,595	$382,131	$247,607	$114,290	$952,623

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the six months ended November 30, 2024, Ultimus voluntarily waived fees in the amount of $37,500. These voluntary waivers are not subject to recoupment by Ultimus.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owners	% Ownership
National Financial Services, LLC (for the benefit of its customers)	40%
Charles Schwab & Co., Inc. (for the benefit of its customers)	31%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2024 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the values of variation margin of the Fund as of November 30, 2024:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$16,200	$—	$16,200
Index	55,988	(777)	55,211
Treasury	50,685	—	50,685
Total	$122,873	$(777)	$122,096

The Fund’s transactions in derivative instruments during the six months ended November 30, 2024 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized losses and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the six months ended November 30, 2024:

Type of Derivative and Risk	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$325,258	$32,926
Index	734,292	(41,645)
Treasury	373,294	(8,587)
Total	$1,432,844	$(17,306)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2024, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets not Offset on Statement of Assets and Liabilities	Gross Amounts of Recognized Liabilities not Offset on Statement of Assets and Liabilities	Derivatives Available for Offset	Net Amounts Presented on Statement of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$122,873	$—	$(777)	$122,096	$—	$122,096
Variation margin payable - futures contracts	—	(777)	777	—	—	—
Total subject to a master netting or similar arrangement	$122,873	$(777)	$—	$122,096	$—	$122,096

6. Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of November 30, 2024, the fair value of securities on loan and the collateral held were $15,008,266 and $15,282,832, respectively.

WAVELENGTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2024, the Fund had 88.7% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 30, 2024, the Fund paid an ordinary income dividend of $x.xxxx per share to the shareholders of record on December 29, 2024.

WAVELENGTH FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the Security and Exchange Commission (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.wavelengthfunds.com/fund-resources.

WAVELENGTH FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Wavelength Fund’s (the “Fund”) Investment Advisory Agreement with Wavelength Capital Management, LLC (the “Adviser” or “Wavelength”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on October 21, 23 and 24-25, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, Wavelength provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by Wavelength, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by Wavelength from Wavelength’s relationship with the Fund, (4) the financial condition of Wavelength, (5) the fall out benefits derived by Wavelength and its affiliates from their relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of Wavelength’s services also took into consideration their knowledge gained through presentations and reports from Wavelength over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Wavelength, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Wavelength, the Board took into account its familiarity with Wavelength’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Wavelength’s compliance policies and procedures based on discussion with Wavelength and the Trust’s Chief Compliance Officer. The quality of administrative and other services, including Wavelength’s role in coordinating the activities of the Funds’ other service providers, was also considered. They also considered Wavelength’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Wavelength including, without limitation, Wavelength’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Wavelength’s portfolio management which were responsible for the day-to-day management of the Fund. The Board also considered Wavelength’s succession planning for the portfolio managers of the Fund.

The Board discussed the information presented by Wavelength regarding an ownership change at Wavelength in connection with the departure of F/M Managers Group (formerly Diffractive Managers Group) (“F/M”) and return of F/M’s interests to the firm. Wavelength

WAVELENGTH FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

indicated that it had retained counsel and determined that the ownership change was not a change of control or an assignment. Wavelength agreed to provide additional information about the change and written advice received from counsel supporting this conclusion to the Trustees by December 8, 2024. The Board further discussed Wavelength’s marketing efforts and goals.

The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Wavelength under the Advisory Agreement.

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted Wavelength’s assertion that there were no accounts Wavelength managed that were comparable to the Fund. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Wavelength’s commitment to limit the Fund’s expenses under the Wavelength expense limitation agreement (“ELA”) until at least October 1, 2025. The Board noted that the 0.95% advisory fee for the Fund was higher than the median for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 0.99% was at the median for the other funds in the Fund’s custom peer group. The Board took into consideration Wavelength’s assertion that its systematic investment approach and process differentiated the Fund’s fee from those of its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended July 31, 2024 and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had outperformed the peer group median for the one- and five-year periods and was comparable to the peer group median for the three-year period, ranking in the second quartile for all periods.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Wavelength limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Wavelength’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

WAVELENGTH FUND

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Wavelength and its affiliates and the direct and indirect benefits derived by Wavelength and its affiliates from the Fund. The information considered by the Board included operating profit margin information for the Fund as well as Wavelength’s business as a whole. The Board considered Wavelength’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Wavelength’s relationship with the Fund both before and after-tax expenses. With respect to the Fund, the Board recognized that Wavelength should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk it assumes as investment adviser. Based upon its review, the Board concluded that Wavelength’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive. The Board also considered whether Wavelength has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Wavelength from its relationship with the Fund. The Board also noted that Wavelength derives benefits to its reputation and other benefits from its relationship with the Fund.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Wavelength demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Wavelength maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Wavelength and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

filed under Item 7 as applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	February 6, 2025

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	February 6, 2025

*	Print the name and title of each signing officer under his or her signature.